FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of information about the financial instruments and their classifications) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		$ 0	$ 764
Contingent purchase consideration from asset acquisitions and business combinations	$ 1,702	1,095	3,547
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		0	0
Contingent purchase consideration from asset acquisitions and business combinations	0	0	0
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		0	0
Contingent purchase consideration from asset acquisitions and business combinations	1,461	854	2,646
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		0	764
Contingent purchase consideration from asset acquisitions and business combinations	$ 241	$ 241	$ 901